Employee Benefits Plans	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Employee Benefit Plans

MidAmerican Energy sponsors a noncontributory defined benefit pension plan covering a majority of all employees of BHE and its domestic energy subsidiaries other than PacifiCorp and NV Energy, Inc. Benefit obligations under the plan are based on a cash balance arrangement for salaried employees and most union employees and final average pay formulas for other union employees. MidAmerican Energy also maintains noncontributory, nonqualified defined benefit supplemental executive retirement plans ("SERP") for certain active and retired participants.

MidAmerican Energy also sponsors certain postretirement healthcare and life insurance benefits covering substantially all retired employees of BHE and its domestic energy subsidiaries other than PacifiCorp and NV Energy, Inc. Under the plans, a majority of all employees of the participating companies may become eligible for these benefits if they reach retirement age. New employees are not eligible for benefits under the plans. MidAmerican Energy has been allowed to recover accrued pension and other postretirement benefit costs in its electric and gas service rates.

Net Periodic Benefit Cost

For purposes of calculating the expected return on pension plan assets, a market-related value is used. The market-related value of plan assets is calculated by spreading the difference between expected and actual investment returns on equity investments over a five-year period beginning after the first year in which they occur.

MidAmerican Energy bills to and is reimbursed currently for affiliates' share of the net periodic benefit costs from all plans in which such affiliates participate. In 2015, 2014 and 2013, MidAmerican Energy's share of the pension net periodic benefit cost (credit) was $(4) million, $1 million and $11 million, respectively. MidAmerican Energy's share of the other postretirement net periodic benefit cost (credit) in 2015, 2014 and 2013 totaled $- million, $- million and $(1) million, respectively.

Net periodic benefit cost for the plans of MidAmerican Energy and the aforementioned affiliates included the following components for the years ended December 31 (in millions):

	Pension			Other Postretirement
	2015	2014	2013	2015	2014	2013

Service cost	$12	$14	$18	$7	$6	$5
Interest cost	32	35	33	9	10	8
Expected return on plan assets	(46)	(45)	(45)	(15)	(15)	(13)
Net amortization	2	1	11	(3)	(3)	(3)
Net periodic benefit cost (credit)	$—	$5	$17	$(2)	$(2)	$(3)

Funded Status

The following table is a reconciliation of the fair value of plan assets for the years ended December 31 (in millions):

	Pension		Other Postretirement
	2015	2014	2015	2014

Plan assets at fair value, beginning of year	$730	$722	$259	$256
Employer contributions	7	7	1	1
Participant contributions	—	—	1	1
Actual return on plan assets	4	52	—	13
Benefits paid	(63)	(51)	(12)	(12)
Plan assets at fair value, end of year	$678	$730	$249	$259

The following table is a reconciliation of the benefit obligations for the years ended December 31 (in millions):

	Pension		Other Postretirement
	2015	2014	2015	2014

Benefit obligation, beginning of year	$840	$768	$249	$235
Service cost	12	14	7	6
Interest cost	32	35	9	10
Participant contributions	—	—	1	1
Actuarial (gain) loss	(36)	74	(20)	9
Benefits paid	(63)	(51)	(12)	(12)
Benefit obligation, end of year	$785	$840	$234	$249
Accumulated benefit obligation, end of year	$773	$825

The funded status of the plans and the amounts recognized on the Balance Sheets as of December 31 are as follows (in millions):

	Pension		Other Postretirement
	2015	2014	2015	2014

Plan assets at fair value, end of year	$678	$730	$249	$259
Less - Benefit obligation, end of year	785	840	234	249
Funded status	$(107)	$(110)	$15	$10

Amounts recognized on the Balance Sheets:
Other assets	$7	$12	$15	$10
Other current liabilities	(8)	(8)	—	—
Other liabilities	(106)	(114)	—	—
Amounts recognized	$(107)	$(110)	$15	$10

The SERP has no plan assets; however, MidAmerican Energy and BHE have Rabbi trusts that hold corporate-owned life insurance and other investments to provide funding for the future cash requirements of the SERP. The cash surrender value of all of the policies included in the Rabbi trusts, net of amounts borrowed against the cash surrender value, plus the fair market value of other Rabbi trust investments, was $156 million and $156 million as of December 31, 2015 and 2014, respectively, of which $104 million and $103 million was held by MidAmerican Energy as of December 31, 2015 and 2014, respectively, with the remainder held by BHE. These assets are not included in the plan assets in the above table, but are reflected in investments and nonregulated property, net on the Balance Sheets.

Unrecognized Amounts

The portion of the funded status of the plans not yet recognized in net periodic benefit cost as of December 31 is as follows (in millions):

	Pension		Other Postretirement
	2015	2014	2015	2014

Net loss	$26	$21	$42	$49
Prior service cost (credit)	2	3	(36)	(42)
Total	$28	$24	$6	$7

MidAmerican Energy sponsors pension and other postretirement benefit plans on behalf of certain of its affiliates in addition to itself, and therefore, the portion of the funded status of the respective plans that has not yet been recognized in net periodic benefit cost is attributable to multiple entities. Additionally, substantially all of MidAmerican Energy's portion of such amounts is either refundable to or recoverable from its customers and is reflected as regulatory liabilities and regulatory assets.

A reconciliation of the amounts not yet recognized as components of net periodic benefit cost for the years ended December 31, 2015 and 2014 is as follows (in millions):

	Regulatory Asset	Regulatory Liability	Receivables (Payables) with Affiliates	Total
Pension
Balance, December 31, 2013	$16	$(55)	$(2)	$(41)
Net loss arising during the year	6	51	9	66
Net amortization	—	(1)	—	(1)
Total	6	50	9	65
Balance, December 31, 2014	22	(5)	7	24
Net loss (gain) arising during the year	2	5	(1)	6
Net amortization	(2)	—	—	(2)
Total	—	5	(1)	4
Balance, December 31, 2015	$22	$—	$6	$28

	Regulatory Asset	Regulatory Liability	Receivables (Payables) with Affiliates	Total
Other Postretirement
Balance, December 31, 2013	$10	$—	$(16)	$(6)
Net loss arising during the year	8	—	2	10
Net amortization	2	—	1	3
Total	10	—	3	13
Balance, December 31, 2014	20	—	(13)	7
Net gain arising during the year	(5)	—	—	(5)
Net amortization	2	—	2	4
Total	(3)	—	2	(1)
Balance, December 31, 2015	$17	$—	$(11)	$6

The net loss and prior service cost (credit) that will be amortized in 2016 into net periodic benefit cost are estimated to be as follows (in millions):

	Net Loss	Prior Service Cost (Credit)	Total

Pension	$1	$1	$2
Other postretirement	2	(6)	(4)
Total	$3	$(5)	$(2)

Plan Assumptions

Assumptions used to determine benefit obligations and net periodic benefit cost were as follows:

	Pension			Other Postretirement
	2015	2014	2013	2015	2014	2013
Benefit obligations as of December 31:
Discount rate	4.50%	4.00%	4.75%	4.25%	3.75%	4.50%
Rate of compensation increase	2.75%	2.75%	3.00%	N/A	N/A	N/A

Net periodic benefit cost for the years ended December 31:
Discount rate	4.00%	4.75%	4.00%	3.75%	4.50%	3.75%
Expected return on plan assets(1)	7.25%	7.50%	7.50%	7.00%	7.25%	7.25%
Rate of compensation increase	2.75%	3.00%	3.00%	N/A	N/A	N/A

(1)	Amounts reflected are pre-tax values. Assumed after-tax returns for a taxable, non-union other postretirement plan were 5.18% for 2015, and 5.37% for 2014, and 5.56% for 2013.

In establishing its assumption as to the expected return on plan assets, MidAmerican Energy utilizes the asset allocation and return assumptions for each asset class based on historical performance and forward-looking views of the financial markets.

	2015	2014
Assumed healthcare cost trend rates as of December 31:
Healthcare cost trend rate assumed for next year	7.70%	8.00%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2025	2025

A one percentage-point change in assumed healthcare cost trend rates would have the following effects (in millions):

	One Percentage-Point
	Increase	Decrease
Increase (decrease) in:
Total service and interest cost for the year ended December 31, 2015	$1	$—
Other postretirement benefit obligation as of December 31, 2015	3	(3)

Contributions and Benefit Payments

Employer contributions to the pension and other postretirement benefit plans are expected to be $8 million and $1 million, respectively, during 2016. Funding to MidAmerican Energy's pension benefit plan trust is based upon the actuarially determined costs of the plan and the requirements of the Internal Revenue Code, the Employee Retirement Income Security Act of 1974 and the Pension Protection Act of 2006, as amended. MidAmerican Energy considers contributing additional amounts from time to time in order to achieve certain funding levels specified under the Pension Protection Act of 2006, as amended. MidAmerican Energy's funding policy for its other postretirement benefit plan is to generally contribute amounts consistent with its rate regulatory arrangements.

Net periodic benefit costs assigned to MidAmerican Energy affiliates are reimbursed currently in accordance with its intercompany administrative services agreement. The expected benefit payments to participants in MidAmerican Energy's pension and other postretirement benefit plans for 2016 through 2020 and for the five years thereafter are summarized below (in millions):

	Projected Benefit Payments
	Pension	Other Postretirement

2016	$59	$17
2017	60	19
2018	60	20
2019	60	21
2020	61	21
2021-2025	291	102

Plan Assets

Investment Policy and Asset Allocations

MidAmerican Energy's investment policy for its pension and other postretirement benefit plans is to balance risk and return through a diversified portfolio of debt securities, equity securities and other alternative investments. Maturities for debt securities are managed to targets consistent with prudent risk tolerances. The plans retain outside investment advisors to manage plan investments within the parameters outlined by the MidAmerican Energy Pension and Employee Benefits Plans Administrative Committee. The investment portfolio is managed in line with the investment policy with sufficient liquidity to meet near-term benefit payments.

The target allocations (percentage of plan assets) for MidAmerican Energy's pension and other postretirement benefit plan assets are as follows as of December 31, 2015:

	Pension	Other Postretirement
	%	%
Debt securities(1)	20-40	25-45
Equity securities(1)	60-80	50-80
Real estate funds	2-8	—
Other	0-5	0-5

(1)	For purposes of target allocation percentages and consistent with the plans' investment policy, investment funds are allocated based on the underlying investments in debt and equity securities.

Fair Value Measurements

The following table presents the fair value of plan assets, by major category, for MidAmerican Energy's defined benefit pension plan (in millions):

	Input Levels for Fair Value Measurements(1)
	Level 1	Level 2	Level 3	Total
As of December 31, 2015
Cash equivalents	$—	$16	$—	$16
Debt securities:
United States government obligations	5	—	—	5
Corporate obligations	—	57	—	57
Municipal obligations	—	6	—	6
Agency, asset and mortgage-backed obligations	—	27	—	27
Equity securities:
United States companies	130	—	—	130
International equity securities	40	—	—	40
Investment funds(2)	61	289	—	350
Real estate funds	—	—	47	47
Total	$236	$395	$47	$678

As of December 31, 2014
Cash equivalents	$—	$24	$—	$24
Debt securities:
United States government obligations	8	—	—	8
Corporate obligations	—	29	—	29
Municipal obligations	—	4	—	4
Agency, asset and mortgage-backed obligations	—	33	—	33
Equity securities:
United States companies	149	—	—	149
International equity securities	40	—	—	40
Investment funds(2)	84	319	—	403
Real estate funds	—	—	40	40
Total	$281	$409	$40	$730

(1)	Refer to Note 14 for additional discussion regarding the three levels of the fair value hierarchy.

(2)
Investment funds are comprised of mutual funds and collective trust funds. These funds consist of equity and debt securities of approximately 72% and 28%, respectively, for 2015 and 68% and 32%, respectively, for 2014. Additionally, these funds are invested in United States and international securities of approximately 73% and 27%, respectively, for 2015 and 74% and 26%, respectively, for 2014.

The following table presents the fair value of plan assets, by major category, for MidAmerican Energy's defined benefit other postretirement plans (in millions):

	Input Levels for Fair Value Measurements(1)
	Level 1	Level 2	Level 3	Total
As of December 31, 2015
Cash equivalents	$5	$—	$—	$5
Debt securities:
United States government obligations	5	—	—	5
Corporate obligations	—	12	—	12
Municipal obligations	—	39	—	39
Agency, asset and mortgage-backed obligations	—	12	—	12
Equity securities:
United States companies	120	—	—	120
Investment funds(2)	56	—	—	56
Total	$186	$63	$—	$249

As of December 31, 2014
Cash equivalents	$4	$—	$—	$4
Debt securities:
United States government obligations	5	—	—	5
Corporate obligations	—	11	—	11
Municipal obligations	—	40	—	40
Agency, asset and mortgage-backed obligations	—	15	—	15
Equity securities:
United States companies	128	—	—	128
Investment funds(2)	56	—	—	56
Total	$193	$66	$—	$259

(1)	Refer to Note 14 for additional discussion regarding the three levels of the fair value hierarchy.

(2)
Investment funds are comprised of mutual funds and collective trust funds. These funds consist of equity and debt securities of approximately 68% and 32%, respectively, for 2015 and 69% and 31%, respectively, for 2014. Additionally, these funds are invested in United States and international securities of approximately 32% and 68%, respectively, for 2015 and 31% and 69%, respectively, for 2014.

When available, a readily observable quoted market price or net asset value of an identical security in an active market is used to record the fair value. In the absence of a quoted market price or net asset value of an identical security, the fair value is determined using pricing models or net asset values based on observable market inputs and quoted market prices of securities with similar characteristics. When observable market data is not available, the fair value is determined using unobservable inputs, such as estimated future cash flows, purchase multiples paid in other comparable third-party transactions or other information. The real estate funds determine fair value of their underlying assets using independent appraisals given there is no current liquid market for the underlying assets. The following table reconciles the beginning and ending balances of MidAmerican Energy's pension plan assets measured at fair value using significant Level 3 inputs for the years ended December 31, (in millions):

	Real Estate Funds
	2015	2014	2013

Beginning balance	$40	$31	$26
Actual return on plan assets still held at period end	7	4	5
Purchases and sales	—	5	—
Ending balance	$47	$40	$31

MidAmerican Energy sponsors a defined contribution plan ("401(k) plan") covering substantially all employees. MidAmerican Energy's matching contributions are based on each participant's level of contribution, and certain participants receive contributions based on eligible pre-tax annual compensation. Contributions cannot exceed the maximum allowable for tax purposes. Certain participants now receive enhanced benefits in the 401(k) plan and no longer accrue benefits in the noncontributory defined benefit pension plans. MidAmerican Energy's contributions to the plan were $20 million, $19 million, and $17 million for the years ended December 31, 2015, 2014 and 2013, respectively.